Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018	[1]
Trade and other payables [abstract]
Trade payables	£ 3,389	£ 4,422
Other taxes and social security	245	190
Accruals	4,353	3,963
Other creditors	33	158
Trade and other current payables	8,020	8,733	[1]	£ 8,825
Accruals relating to research and development expenditure	£ 2,400	£ 1,900

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'